INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
At the beginning of the year	$ 2,494,659
At the end of the year	2,671,525	$ 2,494,659
Accumulated Depreciation And Amortisation
INTANGIBLE ASSETS
At the beginning of the year	(1,480,578)	(1,365,683)
Amortization	(234,722)	(152,940)
Currency translation adjustments	(751)	1,621
Decreases	34,549	36,424
At the end of the year	(1,681,502)	(1,480,578)
Accumulated Depreciation And Amortisation | 5G licenses
INTANGIBLE ASSETS
At the beginning of the year	(31,046)	(6,208)
Amortization	(33,445)	(24,838)
At the end of the year	(64,491)	(31,046)
Accumulated Depreciation And Amortisation | 3G/4G licenses
INTANGIBLE ASSETS
At the beginning of the year	(513,355)	(438,398)
Amortization	(102,841)	(74,957)
At the end of the year	(616,196)	(513,355)
Accumulated Depreciation And Amortisation | Nucleo's licenses
INTANGIBLE ASSETS
At the beginning of the year	(35,717)	(33,664)
Amortization	(3,059)	(3,220)
Currency translation adjustments	(488)	1,167
At the end of the year	(39,264)	(35,717)
Accumulated Depreciation And Amortisation | Customer relationships
INTANGIBLE ASSETS
At the beginning of the year	(738,716)	(736,949)
Amortization	(12,563)	(9,397)
Currency translation adjustments	(101)
Decreases	1,693	7,630
At the end of the year	(749,687)	(738,716)
Accumulated Depreciation And Amortisation | Brand
INTANGIBLE ASSETS
At the beginning of the year	(5,918)	(5,886)
Amortization	(6,745)
Decreases		(32)
At the end of the year	(12,663)	(5,918)
Accumulated Depreciation And Amortisation | Incremental Cost from the acquisition of contracts
INTANGIBLE ASSETS
At the beginning of the year	(21,175)	(32,081)
Amortization	(48,368)	(18,137)
Currency translation adjustments	(66)	217
Decreases	15,466	28,826
At the end of the year	(54,143)	(21,175)
Accumulated Depreciation And Amortisation | Content activation
INTANGIBLE ASSETS
At the beginning of the year	(10,558)	(7,648)
Amortization	(3,303)	(2,910)
Decreases	8,997
At the end of the year	(4,864)	(10,558)
Accumulated Depreciation And Amortisation | Internally generated software
INTANGIBLE ASSETS
At the beginning of the year	(76,176)	(63,159)
Amortization	(23,169)	(13,017)
Currency translation adjustments	(13)
At the end of the year	(99,358)	(76,176)
Accumulated Depreciation And Amortisation | Other
INTANGIBLE ASSETS
At the beginning of the year	(47,917)	(41,690)
Amortization	(1,229)	(6,464)
Currency translation adjustments	(83)	237
Decreases	8,393
At the end of the year	(40,836)	(47,917)
Net carrying value
INTANGIBLE ASSETS
At the beginning of the year	2,591,842
At the end of the year	2,769,079	2,591,842
Net carrying value | 5G licenses
INTANGIBLE ASSETS
At the beginning of the year	465,607
At the end of the year	520,575	465,607
Net carrying value | 3G/4G licenses
INTANGIBLE ASSETS
At the beginning of the year	585,701
At the end of the year	528,064	585,701
Net carrying value | PCS and SRCE licenses (Argentina)
INTANGIBLE ASSETS
At the beginning of the year	578,878
At the end of the year	621,096	578,878
Net carrying value | Nucleo's licenses
INTANGIBLE ASSETS
At the beginning of the year	103,029
At the end of the year	101,989	103,029
Net carrying value | Customer relationships
INTANGIBLE ASSETS
At the beginning of the year	33,399
At the end of the year	65,732	33,399
Net carrying value | Brand
INTANGIBLE ASSETS
At the beginning of the year	723,932
At the end of the year	725,281	723,932
Net carrying value | Incremental Cost from the acquisition of contracts
INTANGIBLE ASSETS
At the beginning of the year	11,140
At the end of the year	77,303	11,140
Net carrying value | Content activation
INTANGIBLE ASSETS
At the beginning of the year	3,011
At the end of the year	7,508	3,011
Net carrying value | Internally generated software
INTANGIBLE ASSETS
At the beginning of the year	82,394
At the end of the year	116,085	82,394
Net carrying value | Other
INTANGIBLE ASSETS
At the beginning of the year	4,751
At the end of the year	$ 5,446	$ 4,751